UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQSMX Integrated U.S. Small-Mid
Cap Core Equity Fund –
.
TQSAX Integrated U.S. Small-Mid
Cap Core Equity Fund–
.
Advisor  Class
TQSIX Integrated U.S. Small-Mid
Cap Core Equity Fund–
.
I  Class
(Formerly T. Rowe Price QM U.S. Small & Mid-
Cap Core Equity Fund)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Portfolio Summary

SECTOR DIVERSIFICATION
As of 6/30/23
Integrated U.S.
Small-Mid Cap
Core Equity
Fund
Russell
2500
Index
Industrials and Business
Services 21.5% 19.7%
Health Care 16.6 13.4
Information Technology 15.2 12.9
Financials 14.0 14.9
Consumer Discretionary 9.7 12.7
Real Estate 5.0 7.3
Energy 4.6 4.8
Materials 4.4 5.4
Consumer Staples 2.7 3.3
Utilities 2.6 2.8
Communication Services 2.5 2.8
Other and Reserves 1.2 0.0
Total 100.0% 100.0%

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Reliance Steel & Aluminum 0.9%
Hubbell 0.9
TechnipFMC 0.9
Select Medical Holdings 0.9
Belden 0.8
PTC 0.8
FleetCor Technologies 0.8
Jabil 0.8
Pinnacle West Capital 0.8
Lamar Advertising 0.8
Chesapeake Energy 0.7
Everest Re Group 0.7
Evergy 0.7
Voya Financial 0.7
PotlatchDeltic 0.7
First Industrial Realty Trust 0.7
Comfort Systems USA 0.7
Textron 0.7
PulteGroup 0.7
BJ's Wholesale Club Holdings 0.7
Darling Ingredients 0.7
Builders FirstSource 0.7
Gen Digital 0.7
Badger Meter 0.6
Steel Dynamics 0.6
Total 18.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

INTEGRATED U.S. SMALL-MID CAP CORE EQUITY FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,105.90 $4.54
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.48   4.36
Advisor Class
Actual   1,000.00   1,105.00   5.95
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.14   5.71
I Class
Actual   1,000.00   1,107.40   3.61
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.37   3.46
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.87%,
the
2
Advisor Class was 1.14%, and the
3
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 17 .56 $ 21 .39 $ 17 .81 $ 16 .08 $ 12 .50 $ 14 .31
Investment activities
Net investment
income
(1)(2)
0 .06 0 .11 0 .02 0 .13 0 .07 0 .09
Net realized and
unrealized gain/loss 1 .80 ( 2 .87 ) 3 .86 1 .75 3 .70 ( 1 .63 )
Total from
investment activities 1 .86 ( 2 .76 ) 3 .88 1 .88 3 .77 ( 1 .54 )
Distributions
Net investment
income — ( 0 .09 ) ( 0 .06 ) ( 0 .06 ) ( 0 .07 ) ( 0 .06 )
Net realized gain — ( 0 .98 ) ( 0 .24 ) ( 0 .09 ) ( 0 .12 ) ( 0 .21 )
Total distributions — ( 1 .07 ) ( 0 .30 ) ( 0 .15 ) ( 0 .19 ) ( 0 .27 )
NET ASSET VALUE
End of period $ 19 .42 $ 17 .56 $ 21 .39 $ 17 .81 $ 16 .08 $ 12 .50

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
10 .59% ( 13 .10 ) % 21 .86% 11 .69% 30 .19% ( 10 .89 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .98%
(4)
1 .02% 0 .98% 1 .07% 1 .10% 1 .22%
Net expenses after
waivers/payments
by Price Associates 0 .87%
(4)
0 .87% 0 .87% 0 .87% 0 .87% 0 .86%
Net investment
income 0 .64%
(4)
0 .57% 0 .11% 0 .85% 0 .45% 0 .59%
Portfolio turnover rate 31 .0% 50 .2% 14 .5% 31 .1% 37 .4% 24 .5%
Net assets, end of
period (in thousands) $143,573 $125,701 $177,412 $107,343 $104,247 $67,889
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 17 .52 $ 21 .38 $ 17 .79 $ 16 .06 $ 12 .49 $ 14 .30
Investment activities
Net investment
income (loss)
(1)(2)
0 .03 0 .06 ( 0 .03 ) 0 .07 0 .03 0 .05
Net realized and
unrealized gain/loss 1 .81 ( 2 .89 ) 3 .86 1 .76 3 .69 ( 1 .63 )
Total from
investment activities 1 .84 ( 2 .83 ) 3 .83 1 .83 3 .72 ( 1 .58 )
Distributions
Net investment
income — ( 0 .05 ) — ( 0 .01 ) ( 0 .03 ) ( 0 .02 )
Net realized gain — ( 0 .98 ) ( 0 .24 ) ( 0 .09 ) ( 0 .12 ) ( 0 .21 )
Total distributions — ( 1 .03 ) ( 0 .24 ) ( 0 .10 ) ( 0 .15 ) ( 0 .23 )
NET ASSET VALUE
End of period $ 19 .36 $ 17 .52 $ 21 .38 $ 17 .79 $ 16 .06 $ 12 .49

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
10 .50% ( 13 .40 ) % 21 .59% 11 .38% 29 .81% ( 11 .16 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .14%
(4)
1 .36% 1 .49% 1 .58% 1 .72% 1 .67%
Net expenses after
waivers/payments
by Price Associates 1 .14%
(4)
1 .14% 1 .14% 1 .14% 1 .14% 1 .14%
Net investment
income (loss) 0 .37%
(4)
0 .31% ( 0 .14 ) % 0 .45% 0 .18% 0 .31%
Portfolio turnover rate 31 .0% 50 .2% 14 .5% 31 .1% 37 .4% 24 .5%
Net assets, end of
period (in thousands) $472 $355 $496 $689 $965 $632
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 17 .60 $ 21 .47 $ 17 .87 $ 16 .10 $ 12 .50 $ 14 .31
Investment activities
Net investment
income
(1)(2)
0 .08 0 .15 0 .07 0 .18 0 .10 0 .13
Net realized and
unrealized gain/loss 1 .81 ( 2 .90 ) 3 .87 1 .74 3 .70 ( 1 .65 )
Total from
investment activities 1 .89 ( 2 .75 ) 3 .94 1 .92 3 .80 ( 1 .52 )
Distributions
Net investment
income — ( 0 .14 ) ( 0 .10 ) ( 0 .06 ) ( 0 .08 ) ( 0 .08 )
Net realized gain — ( 0 .98 ) ( 0 .24 ) ( 0 .09 ) ( 0 .12 ) ( 0 .21 )
Total distributions — ( 1 .12 ) ( 0 .34 ) ( 0 .15 ) ( 0 .20 ) ( 0 .29 )
NET ASSET VALUE
End of period $ 19 .49 $ 17 .60 $ 21 .47 $ 17 .87 $ 16 .10 $ 12 .50

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
10 .74% ( 12 .99 ) % 22 .14% 11 .92% 30 .43% ( 10 .76 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .75%
(4)
0 .77% 0 .80% 0 .89% 0 .94% 1 .04%
Net expenses after
waivers/payments
by Price Associates 0 .69%
(4)
0 .68% 0 .68% 0 .68% 0 .69% 0 .69%
Net investment
income 0 .84%
(4)
0 .82% 0 .34% 1 .23% 0 .67% 0 .89%
Portfolio turnover rate 31 .0% 50 .2% 14 .5% 31 .1% 37 .4% 24 .5%
Net assets, end of
period (in thousands) $234,412 $185,340 $74,737 $39,674 $10,470 $4,098
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.8%
COMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.1%
EchoStar, Class A  (1) 22,032 382
GCI Liberty, Class A, EC  (1)(2) 7,281 —
382
Entertainment 0.4%
Madison Square Garden Sports  3,823 719
Playtika Holding  (1) 81,590 946
1,665
Media 2.0%
Interpublic Group  26,195 1,011
News, Class A  105,171 2,051
Nexstar Media Group, Class A  11,305 1,883
Sinclair  45,880 634
Stagwell  (1) 251,610 1,814
7,393
Total Communication Services 9,440
CONSUMER DISCRETIONARY 9.6%
Automobile Components 1.0%
BorgWarner  22,174 1,085
Magna International  23,041 1,300
Patrick Industries  18,447 1,476
3,861
Distributors 0.3%
LKQ  18,728 1,091
1,091
Diversified Consumer Services 0.5%
Duolingo (1) 4,100 586
Stride  (1) 34,963 1,302
1,888
Hotels, Restaurants & Leisure 3.5%
Accel Entertainment  (1) 71,290 753
Bloomin' Brands  68,244 1,835
Boyd Gaming  26,053 1,807
Dine Brands Global  14,878 863
Domino's Pizza  2,683 904
DraftKings, Class A  (1) 38,278 1,017
Everi Holdings  (1) 49,142 711
Hilton Grand Vacations  (1) 12,160 552
Marriott Vacations Worldwide  7,771 954

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
MGM Resorts International  27,496 1,208
Travel + Leisure  33,757 1,362
Wendy's  66,171 1,439
13,405
Household Durables 1.4%
La-Z-Boy  18,320 525
NVR  (1) 233 1,480
PulteGroup  33,131 2,573
TopBuild  (1) 2,696 717
5,295
Specialty Retail 1.9%
Academy Sports & Outdoors  38,302 2,070
Bath & Body Works  55,137 2,068
Build-A-Bear Workshop  43,650 935
Signet Jewelers  8,280 540
Upbound Group  21,186 660
Williams-Sonoma  (3) 7,529 942
7,215
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor  (1) 3,731 1,969
PVH  13,447 1,142
Steven Madden  25,201 824
3,935
Total Consumer Discretionary 36,690
CONSUMER STAPLES 2.8%
Beverages 0.6%
Coca-Cola Consolidated  3,577 2,275
2,275
Consumer Staples Distribution & Retail 1.3%
BJ's Wholesale Club Holdings  (1) 40,501 2,552
Sprouts Farmers Market  (1)(3) 17,751 652
U.S. Foods Holding  (1) 36,272 1,596
4,800
Food Products 0.9%
Darling Ingredients  (1) 39,777 2,537
Dole  53,900 729
3,266
Total Consumer Staples 10,341
ENERGY 4.6%
Energy Equipment & Services 2.2%
Liberty Energy, Class A  130,449 1,744

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Nabors Industries  (1) 2,521 235
Oceaneering International  (1) 76,227 1,425
Patterson-UTI Energy  116,250 1,391
TechnipFMC  (1) 201,674 3,352
8,147
Oil, Gas & Consumable Fuels 2.4%
Chesapeake Energy  33,430 2,797
Ovintiv  51,408 1,957
PBF Energy, Class A  18,330 750
SM Energy  38,134 1,206
Targa Resources  11,520 877
World Kinect  74,010 1,531
9,118
Total Energy 17,265
FINANCIALS 14.0%
Banks 4.7%
Associated Banc-Corp  78,194 1,269
East West Bancorp  20,571 1,086
First BanCorp Puerto Rico  91,054 1,113
Hancock Whitney  46,697 1,792
Hanmi Financial  36,537 545
Heartland Financial USA  29,758 829
Hope Bancorp  81,742 688
Huntington Bancshares  167,591 1,807
Independent Bank  47,865 812
International Bancshares  20,417 902
OceanFirst Financial  45,900 717
Popular  31,289 1,894
Preferred Bank  16,573 911
Synovus Financial  47,328 1,432
Western Alliance Bancorp  28,590 1,043
Zions Bancorp  39,336 1,057
17,897
Capital Markets 0.7%
Jefferies Financial Group  36,511 1,211
Lazard, Class A  25,278 809
Virtus Investment Partners  3,061 605
2,625
Consumer Finance 0.8%
Encore Capital Group  (1) 14,408 701
OneMain Holdings  30,227 1,321
PROG Holdings  (1) 27,472 882
2,904

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services 3.6%
Corebridge Financial  78,071 1,379
Equitable Holdings  43,707 1,187
Essent Group  39,655 1,856
Euronet Worldwide  (1) 13,842 1,625
Federal Agricultural Mortgage, Class C  6,011 864
FleetCor Technologies  (1) 12,101 3,038
Payoneer Global  (1) 133,694 643
Radian Group  18,666 472
Voya Financial  37,228 2,669
13,733
Insurance 4.2%
American Financial Group  16,687 1,981
Axis Capital Holdings  36,670 1,974
CNA Financial  41,429 1,600
Everest Re Group  8,158 2,789
First American Financial  12,397 707
Old Republic International  64,078 1,613
Primerica  6,420 1,270
Reinsurance Group of America  13,033 1,807
RenaissanceRe Holdings  10,400 1,940
15,681
Total Financials 52,840
HEALTH CARE 16.6%
Biotechnology 5.2%
ACADIA Pharmaceuticals  (1) 44,285 1,061
Akero Therapeutics  (1) 6,520 304
Alkermes  (1) 12,247 383
Apellis Pharmaceuticals  (1) 9,956 907
Blueprint Medicines  (1) 26,109 1,650
Cerevel Therapeutics Holdings  (1)(3) 9,725 309
Cymabay Therapeutics  (1) 49,856 546
Day One Biopharmaceuticals  (1)(3) 17,434 208
Exelixis  (1) 48,022 918
IGM Biosciences  (1)(3) 8,469 78
Immuneering, Class A  (1)(3) 38,598 391
Insmed  (1) 62,569 1,320
Intellia Therapeutics  (1) 25,572 1,043
Ionis Pharmaceuticals  (1) 23,835 978
Karuna Therapeutics  (1) 4,899 1,062
Kymera Therapeutics  (1)(3) 33,844 778
Natera  (1) 13,830 673
Neurocrine Biosciences  (1) 11,820 1,115
Nurix Therapeutics  (1) 18,000 180

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Prothena  (1) 18,546 1,266
PTC Therapeutics  (1) 10,956 446
Relay Therapeutics  (1) 22,043 277
Replimune Group  (1) 21,044 489
REVOLUTION Medicines  (1) 28,034 750
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (1)(4) 2,403 9
Scholar Rock Holding  (1) 32,680 246
Ultragenyx Pharmaceutical  (1) 16,420 758
Vir Biotechnology  (1) 20,870 512
Xencor  (1) 17,266 431
Zentalis Pharmaceuticals  (1) 14,000 395
19,483
Health Care Equipment & Supplies 4.1%
Cooper  2,727 1,046
DENTSPLY SIRONA  56,063 2,244
Haemonetics  (1) 12,232 1,041
Hologic  (1) 17,772 1,439
Inari Medical  (1) 13,099 762
Inmode  (1) 29,038 1,085
Lantheus Holdings  (1) 5,990 503
Merit Medical Systems  (1) 20,367 1,703
Penumbra  (1) 4,626 1,592
QuidelOrtho  (1) 13,143 1,089
STERIS  6,989 1,572
Teleflex  6,489 1,570
15,646
Health Care Providers & Services 3.1%
AMN Healthcare Services  (1) 11,787 1,286
Chemed  1,796 973
DaVita  (1) 9,465 951
Molina Healthcare  (1) 7,180 2,163
Select Medical Holdings  102,215 3,257
Tenet Healthcare  (1) 21,080 1,715
Universal Health Services, Class B  9,476 1,495
11,840
Health Care Technology 0.2%
Doximity, Class A  (1)(3) 19,789 673
673
Life Sciences Tools & Services 2.4%
Adaptive Biotechnologies  (1) 31,678 212
Avantor  (1) 71,161 1,462
Bio-Techne  23,970 1,957
Bruker  20,552 1,519

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Charles River Laboratories International  (1) 9,296 1,954
Medpace Holdings  (1) 8,085 1,942
9,046
Pharmaceuticals 1.6%
Elanco Animal Health  (1) 61,028 614
Intra-Cellular Therapies  (1) 8,340 528
Perrigo  26,787 909
Prestige Consumer Healthcare  (1) 21,886 1,301
Supernus Pharmaceuticals  (1) 5,981 180
Ventyx Biosciences  (1) 25,660 842
Viatris  162,624 1,623
5,997
Total Health Care 62,685
INDUSTRIALS & BUSINESS SERVICES 21.6%
Aerospace & Defense 3.2%
Curtiss-Wright  8,242 1,514
Howmet Aerospace  39,872 1,976
Huntington Ingalls Industries  6,978 1,588
Moog, Class A  16,760 1,817
Parsons  (1) 40,351 1,943
Textron  39,159 2,648
V2X  (1) 9,934 492
11,978
Building Products 2.2%
Builders FirstSource  (1) 18,283 2,486
Carlisle  6,927 1,777
Masco  18,911 1,085
Owens Corning  11,818 1,542
UFP Industries  15,472 1,502
8,392
Commercial Services & Supplies 1.1%
Brink's  15,280 1,036
Clean Harbors  (1) 12,207 2,007
GEO Group  (1)(3) 142,846 1,023
4,066
Construction & Engineering 2.4%
AECOM  15,061 1,275
Comfort Systems USA  16,136 2,649
EMCOR Group  9,891 1,828
Primoris Services  32,494 990
WillScot Mobile Mini Holdings  (1) 45,775 2,188
8,930

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 1.8%
Acuity Brands  5,810 947
Atkore  (1) 10,931 1,705
Encore Wire  4,527 842
Hubbell  10,300 3,415
6,909
Ground Transportation 0.9%
ArcBest  13,075 1,292
Landstar System  7,367 1,418
TFI International  6,255 713
3,423
Machinery 5.3%
Alamo Group  5,010 921
Blue Bird  (1) 42,360 952
Crane  11,174 996
Enerpac Tool Group  13,184 356
EnPro Industries  6,264 837
Hillenbrand  40,606 2,082
Lincoln Electric Holdings  6,883 1,367
Middleby  (1) 14,348 2,121
Mueller Industries  13,449 1,174
Mueller Water Products, Class A  135,895 2,206
Stanley Black & Decker  23,240 2,178
Terex  25,109 1,502
Timken  24,878 2,277
Toro  11,387 1,158
20,127
Passenger Airlines 0.3%
United Airlines Holdings  (1) 21,909 1,202
1,202
Professional Services 3.7%
ASGN (1) 12,137 918
Booz Allen Hamilton Holding  20,502 2,288
Insperity  9,254 1,101
Kforce  8,746 548
Korn Ferry  19,668 974
Leidos Holdings  23,994 2,123
ManpowerGroup  11,317 899
Paylocity Holding  (1) 2,538 468
SS&C Technologies Holdings  30,855 1,870
TriNet Group  (1) 4,858 461
TrueBlue  (1) 30,870 547

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Verra Mobility  (1) 87,882 1,733
13,930
Trading Companies & Distributors 0.7%
Core & Main, Class A  (1) 31,730 994
Hudson Technologies  (1) 59,007 568
United Rentals  2,266 1,009
2,571
Total Industrials & Business Services 81,528
INFORMATION TECHNOLOGY 15.2%
Electronic Equipment, Instruments & Components 3.3%
Badger Meter  15,726 2,320
Belden  33,433 3,198
CTS  37,735 1,609
Flex  (1) 29,761 823
Jabil  27,609 2,980
Littelfuse  2,528 736
OSI Systems  (1) 7,648 901
12,567
IT Services 1.3%
Akamai Technologies  (1) 13,519 1,215
Amdocs  18,521 1,831
GoDaddy, Class A  (1) 24,562 1,845
4,891
Semiconductors & Semiconductor Equipment 2.4%
Axcelis Technologies  (1) 9,405 1,724
Cirrus Logic  (1) 9,341 757
Diodes  (1) 20,004 1,850
Onto Innovation  (1) 11,590 1,350
Photronics  (1) 86,460 2,230
SMART Global Holdings  (1) 43,616 1,265
9,176
Software 8.2%
A10 Networks  104,646 1,527
ACI Worldwide  (1) 19,102 443
Blackbaud  (1) 7,167 510
Box, Class A  (1) 38,733 1,138
Confluent, Class A  (1) 35,532 1,255
Descartes Systems Group  (1) 23,464 1,880
DocuSign  (1) 28,784 1,470
Dolby Laboratories, Class A  15,209 1,273
Dropbox, Class A  (1) 56,698 1,512
Dynatrace  (1) 44,294 2,280
Ebix  36,233 913

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Fair Isaac  (1) 1,776 1,437
Gen Digital  132,894 2,465
NCR  (1) 28,515 719
Open Text  28,892 1,200
PTC  (1) 22,141 3,151
Qualys  (1) 16,488 2,130
Sapiens International  42,796 1,138
Teradata  (1) 33,227 1,775
Verint Systems  (1) 21,072 739
Vertex, Class A  (1) 41,617 811
Zscaler  (1) 9,162 1,340
31,106
Total Information Technology 57,740
MATERIALS 4.3%
Chemicals 1.1%
American Vanguard  27,233 487
CF Industries Holdings  32,162 2,233
Westlake  12,783 1,527
4,247
Containers & Packaging 0.9%
Berry Global Group  18,966 1,220
Graphic Packaging Holding  30,620 736
Westrock  53,410 1,553
3,509
Metals & Mining 1.5%
Reliance Steel & Aluminum  12,804 3,477
Steel Dynamics  21,277 2,318
5,795
Paper & Forest Products 0.8%
Clearwater Paper  (1) 28,337 887
West Fraser Timber  (3) 26,583 2,286
3,173
Total Materials 16,724
REAL ESTATE 5.0%
Health Care Real Estate Investment Trusts 0.2%
Medical Properties Trust, REIT  (3) 74,727 692
692
Hotel & Resort Real Estate Investment Trusts 0.8%
Braemar Hotels & Resorts, REIT  129,946 522
DiamondRock Hospitality, REIT  138,230 1,107

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Host Hotels & Resorts, REIT  89,685 1,510
3,139
Industrial Real Estate Investment Trusts 0.7%
First Industrial Realty Trust, REIT  50,351 2,651
2,651
Retail Real Estate Investment Trusts 0.8%
Brixmor Property Group, REIT  72,371 1,592
NNN REIT, REIT  20,650 884
Saul Centers, REIT  13,950 514
2,990
Specialized Real Estate Investment Trusts 2.5%
Iron Mountain, REIT  35,991 2,045
Lamar Advertising, Class A, REIT  29,059 2,884
Outfront Media, REIT  110,120 1,731
PotlatchDeltic, REIT  50,211 2,654
9,314
Total Real Estate 18,786
UTILITIES 2.6%
Electric Utilities 1.5%
Evergy  47,398 2,769
Pinnacle West Capital  35,899 2,924
5,693
Gas Utilities 0.1%
UGI  19,541 527
527
Independent Power & Renewable Electricity Producers 0.2%
Clearway Energy, Class C  20,980 599
599
Multi-Utilities 0.8%
NiSource  66,180 1,810
NorthWestern  23,205 1,317
3,127
Total Utilities 9,946
Total Common Stocks (Cost $331,936) 373,985
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.13%  (5)(6) 3,262,360 3,262
Total Short-Term Investments (Cost $3,262) 3,262

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 5.13%  (5)(6) 6,502,804 6,503
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,503
Total Securities Lending Collateral (Cost $6,503) 6,503
Total Investments in Securities
101.4% of Net Assets
(Cost $341,701) $ 383,750
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at June 30, 2023.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$9 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 66 ++
Totals $ — # $ — $ 66 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 5,009 ¤ ¤ $ 9,765
Total $ 9,765 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $66 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,765.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $341,701) $ 383,750
Receivable for shares sold 1,268
Dividends receivable 267
Other assets 56
Total assets 385,341
Liabilities
Obligation to return securities lending collateral 6,503
Investment management fees payable 191
Payable for shares redeemed 113
Due to affiliates 7
Other liabilities 70
Total liabilities 6,884
NET ASSETS $ 378,457
Net Assets Consist of:
Total distributable earnings (loss) $ 46,957
Paid-in capital applicable to 19,444,766 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 331,500
NET ASSETS $ 378,457
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $143,573; Shares outstanding: 7,392,161) $ 19.42
Advisor Class
(Net assets: $472; Shares outstanding: 24,364) $ 19.36
I Class
(Net assets: $234,412; Shares outstanding: 12,028,241) $ 19.49

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $14) $ 2,558
Securities lending 8
Total income 2,566
Expenses
Investment management 1,072
Shareholder servicing
Investor Class $ 155
I Class 15 170
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 11
I Class 5 16
Custody and accounting 96
Registration 26
Legal and audit 15
Proxy and annual meeting 9
Directors 1
Miscellaneous 8
Waived / paid by Price Associates (133)
Total expenses 1,281
Net investment income 1,285
Realized and Unrealized Gain / Loss –
Net realized gain on securities 4,351
Change in net unrealized gain / loss on securities 29,333
Net realized and unrealized gain / loss 33,684
INCREASE IN NET ASSETS FROM OPERATIONS
$ 34,969

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,285 $ 2,066
Net realized gain 4,351 13,794
Change in net unrealized gain / loss 29,333 (52,606)
Increase (decrease) in net assets from operations 34,969 (36,746)
Distributions to shareholders
Net earnings
Investor Class – (7,178)
Advisor Class – (20)
I Class – (11,276)
Decrease in net assets from distributions – (18,474)
Capital share transactions
*
Shares sold
Investor Class 24,712 53,937
Advisor Class 92 72
I Class 49,791 159,353
Distributions reinvested
Investor Class – 7,005
Advisor Class – 11
I Class – 11,188
Shares redeemed
Investor Class (20,177) (83,442)
Advisor Class (20) (142)
I Class (22,306) (34,011)
Increase in net assets from capital share
transactions 32,092 113,971

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase during period 67,061 58,751
Beginning of period 311,396 252,645
End of period $ 378,457 $ 311,396
*Share information (000s)
Shares sold
Investor Class 1,331 2,846
Advisor Class 5 4
I Class 2,704 8,239
Distributions reinvested
Investor Class – 385
Advisor Class – 1
I Class – 614
Shares redeemed
Investor Class (1,099) (4,364)
Advisor Class (1) (8)
I Class (1,207) (1,804)
Increase in shares outstanding 1,733 5,913

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation), formerly the Quantitative
Management Funds, Inc., is registered under the Investment Company Act of 1940 (the
1940 Act). The Integrated U.S. Small-Mid Cap Core Equity Fund (the fund), formerly the T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund, is a diversified, open-
end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the Integrated U.S.
Small-Mid Cap Core Equity Fund (Investor Class), the Integrated U.S. Small-Mid Cap
Core Equity Fund–Advisor Class (Advisor Class) and the Integrated U.S. Small-Mid
Cap Core Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 373,976 $ 9 $ — $ 373,985
Short-Term Investments 3,262 — — 3,262
Securities Lending Collateral 6,503 — — 6,503
Total $ 383,741 $ 9 $ — $ 383,750

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $6,194,000;
the value of cash collateral and related investments was $6,503,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $136,575,000 and $104,876,000, respectively, for the six months ended
June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $342,499,000. Net unrealized gain aggregated $41,251,000 at period-end, of which $61,018,000 related to appreciated investments and $19,767,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $787,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $104,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.87% 1.14% 0.05%
Expense limitation date 04/30/24 04/30/24 04/30/24
(Waived)/repaid during the period ($000s) $(71) $—
(1)
$(62)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
9,460 shares of the Advisor Class, representing 39% of the Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $17,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 128,354,769 779,465
Mark J. Parrell 128,220,853 904,678
Kellye L. Walker 128,373,209 779,665
Eric L. Veiel 128,442,156 698,251

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund, in particular, because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for relatively higher expenses until the fund achieves greater scale.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group,
and Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor
Class Expense Group and Advisor Class Expense Group) and second quintile (Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F202-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023